Other Non-Current Assets	12 Months Ended
Dec. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Non-Current Assets
8.
OTHER NON-CURRENT ASSETS

Other non-current assets consist of the following:

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
	(in thousands)
Rental deposits	95,181	97,788	13,983
Long-term time deposits	—	35,000	5,005
Equity investments without readily determinable fair value	16,000	16,000	2,288
Others	214	14,435	2,065
Other non-current assets	111,395	163,223	23,341

The Group's allowance for credit losses related to non-current other receivables included in “Others” were not significant for the periods presented.